Convertible notes (Tables)	6 Months Ended
Sep. 30, 2014
Convertible notes.
Schedule of Convertible Notes

	March 31,	September 30,
	2014	2014	2014
	RMB	RMB	US$

Principal amount of the KKR Note	403,315	401,950	65,486
Principal amount of the GM Note	310,302	309,192	50,373
Cumulative interest payable	64,136	86,085	14,025
Carrying amount	777,753	797,227	129,884

Schedule of Interest Relating to KKR Notes and GM Notes

	Three months ended September 30,			Six months ended September 30,
	2013	2014		2013	2014
	RMB	RMB	US$	RMB	RMB	US$

KKR Note interest incurred	12,190	13,488	2,197	24,320	26,638	4,340
GM Note interest incurred	9,496	9,843	1,604	18,827	19,587	3,191
Amortization of debt issuance costs	912	912	149	1,819	1,814	295
Notes related interest cost capitalized	(6,600)	—	—	(14,789)	—	—
Total interest expense	15,998	24,243	3,950	30,177	48,039	7,826